Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investment [Abstract]
Equity Method Investments [Table Text Block]
Below is a table of equity investment activity (in thousands):

2018
Beginning balance	$—
Investment in Scorpio Tankers	100,000
Gain (loss) from change in fair value of investment in Scorpio Tankers	(7,719)
Equity Method investments at fair value	$92,281
Dividend income from Scorpio Tankers common stock	$541